Business Combinations (Narrative) (Details) $ in Thousands	1 Months Ended
Jan. 31, 2015 USD ($)
Goold [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Settlement of contingent consideration	$ 8,057